IMPAIRMENT OF ASSETS- Impairment losses 2020 -Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ (107)	$ 27	$ 62
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(19)	20	43
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(49)	19	64
Kyrgyzstan | Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(29)	12	38
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	6	8	(2)
Other | Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 7	$ 8	$ 5